UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 12, 2007


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        46
FORM 13F INFORMATION VALUE TOTAL:              $386910

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1810     37153   Sole		     37153
American T&T    Common  00206R102    214      5996   Sole                     5996
Amgen Inc.      Common  031162100    463      6772   Sole                     6772
Anheuser Busch  Common  035229103    391      7943   Sole                     7943
Automatic Data 	Common	053015103   4390     89139   Sole                    89139
BP PLC          Common  055622104    208      3100   Sole                     3100
Berkshire Hath	Common	084670108  81942       745   Sole                      745
Berkshire Hath	Common	084670207  13106      3575   Sole                     3575
Buckeye PartnersL.P.    118230101    284      6100   Sole                     6100
Chevron Corp    Common	166764100    834     11346   Sole                    11346
Cisco Systems	Common	17275R102   6154    225163   Sole                   225163
Coca-Cola Co.	Common	191216100  11170    231507   Sole                   231507
Dominion Res    Common  25746U109    207      2479   Sole                     2479
Emerson Elec.	Common	291011104    653     14810   Sole                    14810
ExxonMobil	Common	30231G102   5898     76971   Sole                    76971
First Data      Common	319963104  15622    612160   Sole                   612160
General ElectricCommon	369604103  10223    274744   Sole                   274744
Hewlett Packard	Common	428236103   1559     37857   Sole                    37857
H.J. Heinz Co.	Common	423074103   1343     29838   Sole		     29838
IBM		Common	459200101   1239     12755   Sole                    12755
Intel Corp.	Common	458140100   4977    245779   Sole                   245779
Johnson & JohnsoCommon	478160104  29592    448223   Sole                   448223
Lexmark Int'l GpCommon  529771107    219      3000   Sole                     3000
Linear TechnologCommon	535678106  22222    732925   Sole		    723925
Loews Corp	Common	540424108    237      5712   Sole                     5712
Medtronic	Common	585055106  13772    257376   Sole                   257376
Mellon FinancialCommon	58551A108    488     11586   Sole                    11586
Microsoft	Common	594918104  32309   1082013   Sole                  1082013
3M Company 	Common	604059105   1439     18468   Sole                    18468
Moody's Corp.	Common	615369105  39195    567548   Sole		    567548
National City 	Common	635405103   1599     43740   Sole                    43740
Paychex Inc     Common  704326107    467     11812   Sole                    11812
PepsiCo		Common	713448108   1656     26472   Sole                    26472
Pfizer Inc.	Common	717081103   1862     71881   Sole                    71881
Procter & GambleCommon	742718109  26380    410458   Sole                   410458
Royal Dutch ShelCommon  780259206    285      4025   Sole                     4025
Sysco Corp.     Common  871829107    305      8287   Sole                     8287
Teppco Partners L.P.    872384102    206      5100   Sole                     5100
United TechnologCommon  913017109    275      4400   Sole                     4400
Valspar Corp.	Common	920355104    337     12200   Sole                    12200
Walgreen Co.	Common	931422109  26801    584035   Sole                   584035
Wal-mart Stores Common  931142103    537     11622   Sole                    11622
Walt Disney Co.	Common	254687106    758     22106   Sole                    22106
Western Union   Common  959802109  13775    614395   Sole		    614395
Wm. Wrigley Jr. Common	982526105   8709    168389   Sole                   168389
Wyeth           Common  983024100    798     15673   Sole                    15673